Employees - Summary of Assumptions for Pension Plans Representing Approximately 00% of Defined Benefit Pension Liability (Detail) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.40%	2.00%
Inflation	2.70%	2.90%
Rate of increase in salaries	3.30%	3.20%
Number of years a current pensioner is expected to live beyond age 65 - Men	21.7	21.6
Number of years a current pensioner is expected to live beyond age 65 - Women	23.4	23.4
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	22.7	22.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	24.6	24.6
United Kingdom [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.70%	2.80%
United Kingdom [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.70%	2.80%
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	1.10%
Inflation	1.50%	1.50%
Rate of increase in salaries	2.00%	2.00%
Number of years a current pensioner is expected to live beyond age 65 - Men	21.5	22.6
Number of years a current pensioner is expected to live beyond age 65 - Women	23.6	24.1
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	23.4	24.5
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	25.4	26.2
Netherlands [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	1.50%	1.50%
Netherlands [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	1.50%	1.50%